Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Gross carrying amounts
Balance	$ 164,076,731	$ 107,004,102
Acquisition		57,080,812
Foreign currency translation	(2,117)	(8,183)
Balance	164,074,614	164,076,731	107,004,102
Accumulated amortization
Balance	25,739,786	12,553,039
Amortization expense	16,365,034	13,187,006	6,622,238
Foreign currency translation	1,146	(259)
Balance	42,105,966	25,739,786	12,553,039
Total amortized intangible assets	121,968,648	138,336,945
Unamortized intangible assets:
Balance	17,754,136	17,037,761
Acquisition		722,748
Foreign currency translation	(229)	(6,373)
Balance	17,753,907	17,754,136	17,037,761
Bad Debt Guarantee [Member]
Gross carrying amounts
Balance	606,374	589,719
Acquisition		16,881
Foreign currency translation	124	(226)
Balance	606,498	606,374
Accumulated amortization
Balance	320,842	196,440
Amortization expense	127,282	124,436
Foreign currency translation	(55)	(34)
Balance	448,069	320,842
Total amortized intangible assets	158,429
Non- Compete Agreement [Member]
Gross carrying amounts
Balance	1,824,021	1,518,516
Acquisition		305,927
Foreign currency translation	(243)	(422)
Balance	1,823,778	1,824,021
Accumulated amortization
Balance	325,156	165,930
Amortization expense	176,281	159,235
Foreign currency translation	108	(9)
Balance	501,545	325,156
Total amortized intangible assets	1,322,233
Profit Interest Agreement [Member]
Gross carrying amounts
Balance	161,646,336	104,895,867
Acquisition		56,758,004
Foreign currency translation	(1,998)	(7,535)
Balance	161,443,338	161,646,336
Accumulated amortization
Balance	25,093,788	12,190,669
Amortization expense	16,061,471	12,903,335
Foreign currency translation	1,093	(216)
Balance	41,156,352	25,093,788
Total amortized intangible assets	$ 120,286,986